Summary of Reconciliation of the Fair Value Measurements of Assets and Liabilities (Detail) - Level 3 - Available-for-sale securities $ in Thousands	12 Months Ended
Sep. 30, 2018 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer from level 2 fair value measurements	$ 936
Initial recognition	1,577
Unrealized gain	2,135
Ending balance	$ 4,648